Schedule of tax expense profit and loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Loss before income tax	$ (3,891,586)	$ (5,090,327)	$ (995,766)
Domestic tax rate	25.00%	25.00%	26.00%
Expected tax expense/(benefit)	$ (972,896)	$ (1,272,582)	$ (258,899)
-Decline in value of depreciating assets	(315,773)	(221,095)	(12,401)
-R&D tax incentive	(125,780)	(189,402)	(136,773)
-Other deductible expenses	(301,604)	(230,118)	(142,272)
-R&D expenses		200,909
-Other non-deductible expenses	680,462	937,491	176,897
Income tax expense/(benefit)
Movement in unrecognized deferred tax	$ 1,035,591	$ 774,797	$ 373,448